Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Cash paid during the year for interest, net of amounts capitalized and deferred	$ 135,836	$ 130,578	$ 120,908
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	230,699	124,741	166,252
Non-cash conveyance of assets	13,169	0	0
Class B units issued in connection with Creole Trail Pipeline Business acquisition	$ 0	$ 0	$ 180,000